MainGate MLP Fund
Schedule of Investments
August 31, 2025 (Unaudited)

MASTER LIMITED PARTNERSHIPS AND RELATED COMMON STOCKS - 108.2%	Shares/Units	Fair Value
Crude/Refined Products Pipelines and Storage - 29.2%
Canada - 0.4%
Enbridge, Inc.	70,000	$3,383,800
		$–
United States - 28.8%
Genesis Energy, L.P.	1,650,000	28,033,500
MPLX, L.P.	2,300,000	117,001,000
Phillips 66	60,000	8,014,800
Plains GP Holdings, L.P.	4,218,000	81,407,400
		234,456,700
Total Crude/Refined Products Pipelines and Storage		237,840,500

Natural Gas Gathering/Processing - 27.7%
United States - 27.7%
Antero Midstream Corp.	300,000	5,337,000
Kinetik Holdings, Inc.	272,000	11,377,760
Targa Resources Corp.	600,000	100,656,000
Western Midstream Partners, L.P.	2,750,000	107,827,500
Total Natural Gas Gathering/Processing		225,198,260

Natural Gas/Natural Gas Liquid Pipelines and Storage - 51.3%
United States - 51.3%
Cheniere Energy, Inc.	300,000	72,546,000
DT Midstream, Inc.	100,000	10,418,000
Energy Transfer, L.P.	6,600,000	116,952,000
Enterprise Products Partners, L.P.	2,250,000	72,315,000
Kinder Morgan, Inc.	300,000	8,094,000
ONEOK, Inc.	785,000	59,958,300
Williams Companies, Inc.	1,325,000	76,691,000
Total Natural Gas/Natural Gas Liquid Pipelines and Storage		416,974,300
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMMON STOCKS (Cost $281,793,352)		880,013,060

TOTAL INVESTMENTS - 108.2% (Cost $281,793,352)		880,013,060
Liabilities in Excess of Other Assets - (8.2)%		(66,459,048)
TOTAL NET ASSETS - 100.0%		$813,554,012
two –%
Percentages are stated as a percent of net assets.		–%

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2025	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Common Stocks(1)	$880,013,060	$880,013,060	$-	$-
Total	$880,013,060	$880,013,060	$-	$-

(1)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended August 31, 2025. There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.